Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities	he amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities ("MBS") available for sale ("AFS") at the dates indicated are as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$71,949,517	$317,722	$255,678	$72,011,561
Small Business Administration (“SBA”) Bonds	139,854,620	1,018,231	1,079,774	139,793,077
Tax Exempt Municipal Bonds	44,757,755	5,226,600	—	49,984,355
Taxable Municipal Bonds	65,834,301	734,237	599,387	65,969,151
MBS	353,517,112	5,294,398	3,720,596	355,090,914
	$675,913,305	$12,591,188	$5,655,435	$682,849,058
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$61,244,212	$220,239	$382,986	$61,081,465
SBA Bonds	153,565,023	797,456	1,057,454	153,305,025
Tax Exempt Municipal Bonds	42,793,179	6,023,263	—	48,816,442
Taxable Municipal Bonds	46,680,301	1,743,322	75,168	48,348,455
MBS	267,854,880	10,672,412	754,278	277,773,014
	$572,137,595	$19,456,692	$2,269,886	$589,324,401

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Due in less than one year	$80,651	$76,617
Due in one year to five years	7,891,953	7,878,402
Due in five to ten years	91,419,245	92,355,997
Due in ten years or more	223,004,344	227,447,128
MBS	353,517,112	355,090,914
	$675,913,305	$682,849,058

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses	The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual AFS securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$36,816,929	$216,012	$8,826,508	$39,666	$45,643,437	$255,678
SBA Bonds	15,916,497	359,541	48,791,470	720,233	64,707,967	1,079,774
Taxable Municipal Bonds	28,032,194	413,490	4,342,641	185,897	32,374,835	599,387
MBS	160,097,766	2,865,948	22,951,882	854,648	183,049,648	3,720,596
	$240,863,386	$3,854,991	$84,912,501	$1,800,444	$325,775,887	$5,655,435

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$7,196,541	$46,207	$29,460,703	$336,779	$36,657,244	$382,986
SBA Bonds	39,843,800	653,518	43,907,816	403,936	83,751,616	1,057,454
Taxable Municipal Bonds	7,092,538	75,168	—	—	7,092,538	75,168
MBS	51,941,025	655,213	9,542,092	99,065	61,483,117	754,278
	$106,073,904	$1,430,106	$82,910,611	$839,780	$188,984,515	$2,269,886